Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

	2018	2017
Short-term bank deposits—denominated in R$	235,488	611,254
Short-term bank deposits—denominated in US$	62,441	30,698

	297,929	641,952